Leases (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Right of use, beginning	$ 660
Additions and contact modifications	34
Depreciation	(76)
Translation adjustment	32
Right of use, ending	613
Transfer to held for sale	(37)
Ports [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	51
Additions and contact modifications	0
Depreciation	(13)
Translation adjustment	4
Right of use, ending	42
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	353
Additions and contact modifications	21
Depreciation	(24)
Right of use, ending	350
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	109
Additions and contact modifications	(14)
Depreciation	(15)
Translation adjustment	15
Right of use, ending	95
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	94
Additions and contact modifications	24
Depreciation	(8)
Translation adjustment	11
Right of use, ending	84
Transfer to held for sale	(37)
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	28
Additions and contact modifications	0
Depreciation	(3)
Translation adjustment	1
Right of use, ending	26
Unallocated items [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	25
Additions and contact modifications	3
Depreciation	(13)
Translation adjustment	1
Right of use, ending	$ 16